UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Series A-1 Convertible Preferred Stock	Series B Convertible Preferred Stock	Redeemable Preferred Stock	Common Stock	Common Stock Series A-1 Convertible Preferred Stock	Common Stock Series B Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A-1 Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2021	$ 4,837				$ 1			$ 99,284				$ (94,448)
Beginning Balance (in shares) at Dec. 31, 2021					1,072,294
Exercise of stock options	128							128
Exercise of stock options, (in shares)					5,143
Stock-based compensation expense	437							437
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants		$ 24	$ 4						$ 24	$ 4
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)						225	42
Issuance of common stock for the exercise of Public Warrants (in shares)					5,492
Net loss	(37,744)											(37,744)
Ending Balance at Dec. 31, 2022	(32,314)				$ 1			99,877				(132,192)
Ending Balance (in shares) at Dec. 31, 2022					1,083,196
Exercise of stock options	20							20
Exercise of stock options, (in shares)					616
Stock-based compensation expense	409							409
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	29							29
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					143
Net loss	(17,801)											(17,801)
Ending Balance at Mar. 31, 2023	(49,657)				$ 1			100,335				(149,993)
Ending Balance (in shares) at Mar. 31, 2023					1,083,955
Beginning Balance at Dec. 31, 2022	(32,314)				$ 1			99,877				(132,192)
Beginning Balance (in shares) at Dec. 31, 2022					1,083,196
Net loss	(61,427)
Ending Balance at Sep. 30, 2023	(52,756)				$ 2			140,861				(193,619)
Ending Balance (in shares) at Sep. 30, 2023					1,898,446
Beginning Balance at Dec. 31, 2022	(32,314)				$ 1			99,877				(132,192)
Beginning Balance (in shares) at Dec. 31, 2022					1,083,196
Exercise of stock options	145							145
Exercise of stock options, (in shares)					11,943
Stock-based compensation expense	8,357							8,357
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants		$ 6	$ 89						$ 6	$ 89
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)						20	342
Reverse recapitalization, net of transaction costs	58,573				$ 1			58,572
Reverse recapitalization, net of transaction costs (in shares)					549,435
Recognition of warrant liabilities in connection with the Merger	(13,762)							(13,762)
Issuance of common stock in connection with vesting of RSU awards (in shares)					36,737
Issuance of common stock for the conversion of convertible notes	25,570							25,570
Issuance of common stock for the conversion of convertible notes (in shares)					132,049
Recognition of earn-out liabilities (Note 3)	(53,040)							(53,040)
Reclassification of Legacy Allurion liabilitiy classified warrants to equity classification	929							929
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares	16,098							16,098
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares (in shares)					91,508
Issuance of common stock for the exercise of Public Warrants	46							46
Issuance of common stock for the exercise of Public Warrants (in shares)					878
Issuance of common stock for commitment shares for equity line financing	123							123
Issuance of common stock for commitment shares for equity line financing (in shares)					1,421
Other comprehensive income (loss)	(700)										$ (700)
Net loss	(80,607)											(80,607)
Ending Balance at Dec. 31, 2023	$ (70,487)				$ 2			143,010			(700)	(212,799)
Ending Balance (in shares) at Dec. 31, 2023					1,907,529
Temporary Equity, Balance (in Shares) at Dec. 31, 2023	0
Beginning Balance at Mar. 31, 2023	$ (49,657)				$ 1			100,335				(149,993)
Beginning Balance (in shares) at Mar. 31, 2023					1,083,955
Exercise of stock options	28							28
Exercise of stock options, (in shares)					1,106
Stock-based compensation expense	401							401
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	6							6
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					20
Net loss	(21,996)											(21,996)
Ending Balance at Jun. 30, 2023	(71,218)				$ 1			100,770				(171,989)
Ending Balance (in shares) at Jun. 30, 2023					1,085,081
Exercise of stock options	83							83
Exercise of stock options, (in shares)					3,089
Stock-based compensation expense	5,539							5,539
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	60							60
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					200
Reverse recapitalization, net of transaction costs	58,573				$ 1			58,572
Reverse recapitalization, net of transaction costs (in shares)					549,435
Recognition of warrant liabilities in connection with the Merger	(13,762)							(13,762)
Issuance of common stock in connection with vesting of RSU awards (in shares)					36,263
Issuance of common stock for the conversion of convertible notes	25,570				$ 0			25,570
Issuance of common stock for the conversion of convertible notes (in shares)					132,049
Recognition of earn-out liabilities (Note 3)	(53,040)							(53,040)
Reclassification of Legacy Allurion liabilitiy classified warrants to equity classification	929							929
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares	16,098							16,098
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares (in shares)					91,508
Issuance of common stock for the exercise of Public Warrants	42							42
Issuance of common stock for the exercise of Public Warrants (in shares)					821
Net loss	(21,630)											(21,630)
Ending Balance at Sep. 30, 2023	(52,756)				$ 2			140,861				(193,619)
Ending Balance (in shares) at Sep. 30, 2023					1,898,446
Ending Balance, temporary stocks	0
Beginning Balance at Dec. 31, 2023	(70,487)				$ 2			143,010			(700)	(212,799)
Beginning Balance (in shares) at Dec. 31, 2023					1,907,529
Exercise of stock options	9							9
Exercise of stock options, (in shares)					186
Stock-based compensation expense	552							552
Stock issued during period value	378							378
Stock isssued during the period (in shares)					5,730
Issuance of common stock in connection with vesting of RSU awards (in shares)					2,505
Issuance of common stock for the exercise of Public Warrants (in shares)					6
Other comprehensive income (loss)	(2,200)										(2,200)
Net loss	5,586											5,586
Ending Balance at Mar. 31, 2024	(66,162)				$ 2			143,949			(2,900)	(207,213)
Ending Balance (in shares) at Mar. 31, 2024					1,915,956
Beginning Balance at Dec. 31, 2023	(70,487)				$ 2			143,010			(700)	(212,799)
Beginning Balance (in shares) at Dec. 31, 2023					1,907,529
Net loss	(5,580)
Ending Balance at Sep. 30, 2024	$ (64,790)				$ 3			150,696			2,890	(218,379)
Ending Balance (in shares) at Sep. 30, 2024					2,574,783
Temporary Equity, Balance (in Shares) at Sep. 30, 2024	2,260,159			2,260,159
Beginning Balance at Mar. 31, 2024	$ (66,162)				$ 2			143,949			(2,900)	(207,213)
Beginning Balance (in shares) at Mar. 31, 2024					1,915,956
Exercise of stock options	16							16
Exercise of stock options, (in shares)					460
Stock-based compensation expense	805							805
Issuance of common stock in connection with vesting of RSU awards (in shares)					2,505
Issuance of common stock for the exercise of Public Warrants	1							1
Issuance of common stock for the exercise of Public Warrants (in shares)					6
Other comprehensive income (loss)	(3,080)										(3,080)
Net loss	(2,162)											(2,162)
Ending Balance at Jun. 30, 2024	(70,582)				$ 2			144,771			(5,980)	(209,375)
Ending Balance (in shares) at Jun. 30, 2024					1,918,927
Stock-based compensation expense	860							860
Stock issued during period value	5,066				$ 1			5,065
Stock isssued during the period (in shares)					653,351
Issuance of common stock in connection with vesting of RSU awards (in shares)					2,505
Other comprehensive income (loss)	8,870										8,870
Net loss	(9,004)											(9,004)
Ending Balance at Sep. 30, 2024	$ (64,790)				$ 3			$ 150,696			$ 2,890	$ (218,379)
Ending Balance (in shares) at Sep. 30, 2024					2,574,783
Temporary Equity, Balance (in Shares) at Sep. 30, 2024	2,260,159			2,260,159
Issuance of preferred stock in connection with Private Placement, net of issuance costs (in shares)				2,260,159
Issuance of preferred stock in connection with Private Placement, net of issuance costs				$ 979
Ending Balance, temporary stocks	$ 979			$ 979